Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Information
Total revenues	¥ 1,692,463	$ 265,585	¥ 1,294,988	¥ 1,151,637
Total depreciation expenses of property and equipment	30,081	4,721	14,087	6,129
Total amortization expense of Intangible assets	14,995		4,829	78
Information services and others
Segment Information
Total revenues	1,304,455	204,697	962,089	833,422
Reservation services
Segment Information
Total revenues	276,052	43,320	332,899	318,215
Sales of equipment and maintenance services
Segment Information
Total revenues	111,956	$ 17,568
Operating Segments
Segment Information
Total revenues	1,692,463		1,294,988	1,151,637
Total depreciation expenses of property and equipment	3,109		1,996	1,624
Total amortization expense of Intangible assets	13,554		4,723
Operating Segments | So Young
Segment Information
Total revenues	1,580,507		1,294,988	1,151,637
Total depreciation expenses of property and equipment	2,559		1,996	1,624
Total amortization expense of Intangible assets	7,907		4,723
Operating Segments | Wuhan Miracle
Segment Information
Total revenues	111,956
Total depreciation expenses of property and equipment	550
Total amortization expense of Intangible assets	5,647
Operating Segments | Information services and others
Segment Information
Total revenues	1,304,455		962,089	833,422
Operating Segments | Reservation services
Segment Information
Total revenues	276,052		¥ 332,899	¥ 318,215
Operating Segments | Sales of equipment and maintenance services
Segment Information
Total revenues	¥ 111,956